Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Payroll and related costs	$ 656	$ 1,714
Professional and consulting fees	789	940
Other research and development costs	593	156
Interest payable	94	116
Other	232	460
Accrued expenses and other current liabilities	$ 2,364	$ 3,386